SCHEDULE OF STOCK OPTION ACTIVITY (Details)	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Shares Nonvested, Beginning | shares	4,025,000
Weighted Average Remaining Contractual Term, Beginning | $ / shares	$ 0.05
Number of Shares, Granted | shares	6,996,677
Weighted Average Remaining Contractual Term, Granted | $ / shares	$ 0.05
Number of Shares, Vested | shares	(3,289,455)
Weighted Average Remaining Contractual Term, Vested | $ / shares	$ 0.05
Number of Shares, Forfeited | shares	(3,135,000)
Weighted Average Remaining Contractual Term, Forfeited | $ / shares	$ 0.05
Number of Shares Nonvested, Ending | shares	4,597,222
Weighted Average Exercise Price, Nonvested Ending | $ / shares	$ 0.05
Weighted Average Remaining Contractual Term, Nonvested	9 years
Aggregate Intrinsic Value, Nonvested | $
Number of Shares, Exercisable | shares	3,289,455
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.05
Weighted Average Remaining Contractual Term, Exercisable	9 years
Aggregate Intrinsic Value, Exercisable | $